Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Argentina 0.9%
MercadoLibre, Inc.(a)	8,393	14,095,204
Australia 2.2%
Aristocrat Leisure Ltd.	659,873	21,945,091
Cochlear Ltd.	25,500	3,989,797
CSL Ltd.	31,400	6,560,442
Total		32,495,330
Canada 2.7%
Alimentation Couche-Tard, Inc., Class B	216,700	8,290,922
Canadian National Railway Co.	273,947	31,746,361
Total		40,037,283
China 4.2%
Alibaba Group Holding Ltd.(a)	895,220	16,574,050
Foshan Haitian Flavouring & Food Co., Ltd., Class A	457,450	7,756,790
NetEase, Inc.	347,275	5,876,041
Tencent Holdings Ltd.	346,700	20,697,559
WuXi Biologics Cayman, Inc.(a)	758,500	12,303,095
Total		63,207,535
Denmark 7.0%
Chr. Hansen Holding A/S	175,904	14,368,233
Coloplast A/S, Class B	137,751	21,539,100
DSV A/S	69,578	16,654,463
Novo Nordisk A/S, Class B	353,242	34,048,846
Novozymes AS, Class B	120,700	8,274,142
Ørsted AS	82,372	10,857,836
Total		105,742,620
Finland 1.3%
KONE OYJ, Class B	80,900	5,683,094
Neste OYJ	257,211	14,509,876
Total		20,192,970
France 11.7%
Air Liquide SA	39,800	6,374,374
Airbus Group SE(a)	256,451	33,999,229
Dassault Systemes SE	181,500	9,551,532
L’Oreal SA	59,110	24,459,957
LVMH Moet Hennessy Louis Vuitton SE	60,171	43,098,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Safran SA	187,760	23,748,005
Sartorius Stedim Biotech	30,676	17,141,899
Teleperformance SA	29,915	11,766,613
TotalEnergies SE	137,200	6,557,880
Total		176,697,824
Germany 4.6%
Adidas AG	20,400	6,410,834
Infineon Technologies AG	588,194	24,056,082
Merck KGaA	40,600	8,787,455
Rational AG	15,289	14,362,094
SAP SE	53,900	7,288,855
TeamViewer AG(a)	290,401	8,495,855
Total		69,401,175
Hong Kong 3.2%
AIA Group Ltd.	2,507,000	28,841,548
CLP Holdings Ltd.	603,000	5,805,942
Hang Lung Properties Ltd.	2,855,000	6,506,692
Jardine Matheson Holdings Ltd.	139,700	7,384,302
Total		48,538,484
India 3.4%
Housing Development Finance Corp., Ltd.	601,218	22,219,754
Reliance Industries Ltd.	818,181	27,691,182
Reliance Industries Ltd.	41,368	1,036,938
Total		50,947,874
Ireland 3.3%
ICON PLC(a)	52,651	13,795,615
Kingspan Group PLC	204,973	20,294,022
Ryanair Holdings PLC, ADR(a)	140,204	15,430,852
Total		49,520,489
Israel 0.5%
Wix.com Ltd.(a)	38,430	7,531,127
Italy 0.2%
Recordati Industria Chimica e Farmaceutica SpA	59,100	3,425,414
Japan 12.2%
Asahi Intecc Co., Ltd.	213,200	5,839,249
Daikin Industries Ltd.	127,600	27,821,707
Variable Portfolio – Partners International Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FANUC Corp.	30,300	6,643,636
Hoya Corp.	177,000	27,615,331
Keyence Corp.	64,740	38,641,436
M3, Inc.	84,700	6,036,427
Makita Corp.	146,600	8,060,455
MISUMI Group, Inc.	125,600	5,344,163
Murata Manufacturing Co., Ltd.	96,400	8,526,820
Nihon M&A Center Holdings, Inc.	354,300	10,403,791
Shin-Etsu Chemical Co., Ltd.	46,500	7,847,756
SMC Corp.	36,500	22,772,732
Sysmex Corp.	71,600	8,893,333
Total		184,446,836
Netherlands 4.3%
Adyen NV(a)	8,685	24,277,735
ASML Holding NV	53,430	39,915,334
Total		64,193,069
New Zealand 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	359,607	7,909,802
Norway 0.7%
Tomra Systems ASA	204,552	10,700,561
Singapore 0.5%
Ascendas Real Estate Investment Trust	3,165,024	6,976,258
Spain 1.9%
Amadeus IT Group SA, Class A(a)	289,350	19,031,081
Industria de Diseno Textil SA	250,500	9,217,335
Total		28,248,416
Sweden 5.2%
Atlas Copco AB, Class A	377,747	22,810,500
EQT AB	33,126	1,375,513
Hexagon AB, Class B	1,664,795	25,751,040
Indutrade AB	371,197	10,322,342
Nibe Industrier AB, Class B	1,402,917	17,630,122
Total		77,889,517
Switzerland 10.2%
Givaudan SA	1,600	7,294,549
Kuehne & Nagel International AG	31,700	10,822,420
Lonza Group AG, Registered Shares	41,095	30,825,763
Nestlé SA, Registered Shares	57,500	6,928,179
Common Stocks (continued)
Issuer	Shares	Value ($)
Novartis AG, Registered Shares	73,000	5,985,943
Partners Group Holding AG	14,732	22,991,340
Roche Holding AG, Genusschein Shares	19,400	7,080,417
SGS SA, Registered Shares	2,170	6,316,518
Sika AG	48,077	15,200,660
Straumann Holding AG, Registered Shares	18,646	33,440,901
VAT Group AG	19,200	7,577,675
Total		154,464,365
Taiwan 3.8%
Sea Ltd. ADR(a)	45,459	14,489,147
Taiwan Semiconductor Manufacturing Co., Ltd.	1,411,000	29,182,425
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,000	13,174,700
Total		56,846,272
United Kingdom 12.5%
Ashtead Group PLC	345,047	26,083,276
Atlassian Corp. PLC, Class A(a)	38,777	15,178,093
Compass Group PLC(a)	855,127	17,488,350
Diageo PLC	182,400	8,830,897
Experian PLC	657,514	27,543,352
Halma PLC	291,040	11,101,294
London Stock Exchange Group PLC	175,488	17,585,343
Prudential PLC	146,702	2,846,815
Reckitt Benckiser Group PLC	71,600	5,624,911
Rentokil Initial PLC	1,543,232	12,118,691
Segro PLC	1,040,112	16,708,196
Smith & Nephew PLC	321,700	5,542,195
Spirax-Sarco Engineering PLC	70,110	14,106,541
Trainline PLC(a)	1,691,882	8,010,661
Total		188,768,615
United States 1.0%
lululemon athletica, Inc.(a)	35,619	14,415,009
Total Common Stocks (Cost $1,160,149,349)		1,476,692,049

2	Variable Portfolio – Partners International Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2021 (Unaudited)
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	30,173,187	30,170,169
Total Money Market Funds (Cost $30,170,169)		30,170,169
Total Investments in Securities (Cost $1,190,319,518)		1,506,862,218
Other Assets & Liabilities, Net		312,294
Net Assets		$1,507,174,512
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	14,557,976	529,715,803	(514,103,610)	—	30,170,169	—	15,640	30,173,187
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7055_12_L01_(11/21)